GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Changes in the carrying amount of goodwill
Impairment loss	$ 142,365,329
Balance at the end of the period
Representing:
Gross goodwill			246,843,017
Accumulated impairment loss			$ (246,843,017)
Goodwill [Member] | Income approach [Member]
GOODWILL [Line Items]
Discount rates (as a percent)		20.00%
Terminal growth rates (as a percent)		0.00%